NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
NON-CONTROLLING INTERESTS
Schedule of non-controlling interest

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

Sina Shi Jin	96,974	141,762	20,363
Bo Zhong	3,449	4,181	601
Xin Hui Tong	7,308	6,953	999
Total	107,731	152,896	21,963